World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	718,171,729.31	35,310
Yield Supplement Overcollateralization Amount 08/31/15	31,985,302.09	0
Receivables Balance 08/31/15	750,157,031.40	35,310
Principal Payments	26,947,867.24	667
Defaulted Receivables	1,071,330.73	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	30,436,339.91	0
Pool Balance at 09/30/15	691,701,493.52	34,601

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	67.92%

Prepayment ABS Speed	1.68%

Overcollateralization Target Amount	31,126,567.21
Actual Overcollateralization	31,126,567.21

Weighted Average APR	3.79%
Weighted Average APR, Yield Adjusted	5.84%
Weighted Average Remaining Term	54.61

Delinquent Receivables:
Past Due 31-60 days	9,325,462.71	410
Past Due 61-90 days	2,396,696.15	113
Past Due 91 + days	658,770.29	33
Total	12,380,929.15	556

Total 31+ Delinquent as % Ending Pool Balance	1.79%

Recoveries	425,727.84

Aggregate Net Losses/(Gains) - September 2015	645,602.89
Current Net Loss Ratio (Annualized)	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.53%

Flow of Funds	$ Amount

Collections	29,656,728.38
Advances	5,316.02
Investment Earnings on Cash Accounts	3,711.37
Servicing Fee	(625,130.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,040,624.91

Distributions of Available Funds
(1) Class A Interest	574,841.17
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,279,075.18
(7) Distribution to Certificateholders	3,153,022.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,040,624.91

Servicing Fee	625,130.86
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 09/15/15	685,854,001.49
Principal Paid	25,279,075.18
Note Balance @ 10/15/15	660,574,926.31

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2a
Note Balance @ 09/15/15	101,762,000.74
Principal Paid	12,639,537.59
Note Balance @ 10/15/15	89,122,463.15
Note Factor @ 10/15/15	55.7015395%

Class A-2b
Note Balance @ 09/15/15	101,762,000.75
Principal Paid	12,639,537.59
Note Balance @ 10/15/15	89,122,463.16
Note Factor @ 10/15/15	55.7015395%

Class A-3
Note Balance @ 09/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	354,000,000.00
Note Factor @ 10/15/15	100.0000000%

Class A-4
Note Balance @ 09/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	107,600,000.00
Note Factor @ 10/15/15	100.0000000%

Class B
Note Balance @ 09/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	20,730,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	608,527.42
Total Principal Paid	25,279,075.18
Total Paid	25,887,602.60

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	50,881.00
Principal Paid	12,639,537.59
Total Paid to A-2a Holders	12,690,418.59

Class A-2b
One-Month Libor	0.20655%
Coupon	0.43655%
Interest Paid	37,020.17
Principal Paid	12,639,537.59
Total Paid to A-2b Holders	12,676,557.76

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6157128
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5775654
Total Distribution Amount	26.1932782

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3180063
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.9971099
Total A-2a Distribution Amount	79.3151162

A-2b Interest Distribution Amount	0.2313761
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.9971099
Total A-2b Distribution Amount	79.2284860

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/15	108,547.47
Balance as of 09/30/15	113,863.49
Change	5,316.02

Reserve Account
Balance as of 09/15/15	2,527,722.68
Investment Earnings	311.65
Investment Earnings Paid	(311.65)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68